PARENT COMPANY	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

(16) Parent Company

Condensed parent company financial statements, which include transactions with the subsidiary, are as follows (000s omitted):

Balance Sheets

	December 31,
	2012	2011
Assets
Cash and due from banks	$212	$116
Securities	432	392
Investment in subsidiary bank	82,983	75,220
Other assets	220	118
Total assets	$83,847	$75,846
Liabilities
Dividends payable and other liabilities	$273	$135
Total liabilities	273	135
Stockholders' Equity
Total stockholders' equity	83,574	75,711
Total liabilities and stockholders' equity	$83,847	$75,846

Statements of Operations

	Years Ended December 31,
	2012	2011	2010
Income
Dividends from subsidiary bank	$—	$—	$—
Other operating income	—	—	—
Total income	—	—	—
Expense
Interest on borrowed funds	12	11	2
Other expense	272	399	298
Total expense	284	410	300
Loss before tax and equity in undistributed net loss of subsidiary bank	(284)	(410)	(300)
Income tax benefit	—	—	—
Loss before equity in undistributed net loss of subsidiary bank	(284)	(410)	(300)
Equity in undistributed net income (loss) of subsidiary bank	8,829	(3,352)	(11,599)
Net Income (Loss)	$8,545	$(3,762)	$(11,899)

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash Flows Provided By Operating Activities:
Net income (loss)	$8,545	$(3,762)	$(11,899)
Equity in undistributed net income of subsidiary bank	(8,829)	3,352	11,599
Net decrease in other liabilities	138	—	—
Net (increase) decrease in other assets	(1)	133	92
Net cash used for operating activities	$(147)	$(277)	$(208)
Cash Flows Used For Investing Activities:
Investment in subsidiary	$—	$—	$(1,100)
Net cash used for investing activities	$—	$—	$(1,100)
Cash Flows Used For Financing Activities:
Issuance of common stock	$243	$54	$1,273
Dividends paid	—	—	—
Issuance of long term debt	—	—	135
Net cash provided by financing activities	$243	$54	$1,408
Net Increase (Decrease) In Cash And Cash Equivalents	$96	$(223)	$100
Cash And Cash Equivalents At Beginning Of Year	116	339	239
Cash And Cash Equivalents At End Of Year	$212	$116	$339
Under current regulations, the Bank is limited in the amount it may loan to the Corporation. Loans to the Corporation may not exceed ten percent of the Bank’s capital stock, surplus, and undivided profits plus the allowance for loan losses. Loans from the Bank to the Corporation are required to be collateralized. Accordingly, at December 31, 2012, Bank funds available for loans to the Corporation amounted to $10,029,000. The Bank has not made any loans to the Corporation.
Federal and state banking laws place certain restrictions on the amount of dividends a bank may make to its parent company. Michigan law limits the amount of dividends that the Bank can pay to the Corporation without regulatory approval to the amount of net income then on hand. The Bank entered in to a Consent Order with the FDIC effective July 22, 2010 that prohibits the Bank from declaring dividends payable to the Company without regulatory approval.